Business Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Business Information
Note 19—Business Information
The Company’s activities of providing advisory services for mergers-and-acquisitions, private placements and financial advisory, as well as services for underwriting of securities offered for sale in public markets, commissions for the brokerage of publicly traded securities and equity research constitute a single business segment. The Company is organized as one operating segment in order to maximize the value of advice to clients by drawing upon the diversified expertise and broad relationships of its senior professionals across the Company. The Company has a single operating segment and therefore a single reportable segment.
There was no individual client that accounted for more than 10% of aggregate revenues for the years ended December 31, 2021, 2020, and 2019. Since the financial markets are global in nature, the Company generally manages its business based on the operating results of the Company taken as a whole, not by geographic region. The following tables set forth the geographical distribution of revenues and assets based on the location of the office that generates the revenues or holds the assets and therefore may not be indicative of the geography in which the Company’s clients are located.

	Year Ended December 31,
	2021	2020	2019
Revenues
United States	$659,947	$387,038	$446,320
International	141,715	131,948	86,977
Total	$801,662	$518,986	$533,297

	December 31,
	2021	2020
Assets
United States	$552,865	$406,884
International	165,462	136,069
Total	$718,327	$542,953